RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
18.	RELATED PARTY TRANSACTIONS

The amounts due from related parties mainly represent amounts in connection with advertising services provided and borrowings provided by the Company to its equity investees. The amounts due from the equity investees are unsecured and repayable on contract terms, which arose in the ordinary course of business.

The amounts due to related parties represent unsecured and interest free loans provided by the Company’s equity investees, which arose in the ordinary course of business.